Income Taxes (Details 2) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Deferred tax assets
Allowance for loan losses	$ 12,287	$ 12,376
Employee benefits	4,279	4,424
Allowance for other than loan losses	6,029	3,995
Tax attribute carryforwards	1,370	912
Fee income	446	0
Fair value adjustments	51	0
Gross deferred tax assets	25,418	23,633
Deferred tax liabilities
Depreciation and amortization	3,500	4,832
Leasing transactions	2,160	2,054
Non-U.S. operations	4,300		1,100
Fee income	0	670
Fair value adjustments	0	328
Other, net	519	147
Gross deferred tax liabilities	7,315	9,369
Valuation allowance	1,784	1,677
Net deferred tax asset	16,319	12,587
Foreign Country [Member]
Deferred tax assets
Non-U.S. operations	956	1,926
Deferred tax liabilities
Non-U.S. operations	$ 1,136	$ 1,338